Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
August 22, 2005
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549
Re:	GOLDMAN SACHS VARIABLE INSURANCE TRUST Post-Effective Amendment No. 12 Registration Nos. 333-35883 and 811-08361
Ladies and Gentlemen:
          On behalf of Goldman Sachs Variable Insurance Trust (the “Registrant”), transmitted herewith for filing pursuant to Rule 485 (a)(2) of the Securities Act of 1933 is Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (the “Amendment”).
          Pursuant to Rule 485 (a)(2) under the Securities Act of 1933, it is proposed that this Amendment become effective on November 5, 2005. The purpose of the Amendment is (1) to register five new investment portfolios of the Registrant: Growth Opportunities Fund, Equity Index Fund, Government Income Fund, Core Fixed Income Fund and Money Market Fund (the “Shell Funds”) and (2) to register a new share class, Service shares, for the foregoing new portfolios and for the existing portfolios of the Registrant (the CORE U.S. Equity Fund,

CORE Small Cap Equity Fund, Capital Growth Fund, Growth and Income Fund, Mid Cap Value Fund and International Equity Fund). The new portfolios and share classes of the Registrant are being organized in connection with the proposed reorganization of the Registrant and Allmerica Investment Trust (“Allmerica”) (File Nos. 811-4138/2-94067). Pursuant to the reorganization, the assets and liabilities of each of the Allmerica investment portfolios would be acquired by the corresponding funds of the Registrant.
          It is expected that on or about September 6, 2005, Registrant will file a Form N-14 Registration Statement in connection with the reorganization. The Registrant would like to work with the staff in order that this post-effective amendment to Registrant’s Form N-1A registration statement and the Form N-14 registration statement go effective on or about November 5, 2005. The Registrant also intends to file another post-effective amendment to update financials in this filing and make other non-material changes. If the staff thinks it feasible, we may seek acceleration of the effective date of that filing to a date earlier than November 5, 2005.
          The investment objectives and policies (as well as other disclosure in the Prospectus and Statement of Additional Information) of the new Growth Opportunities Fund, Government Income Fund, CORE Fixed Income Fund and Money Market Fund are copied from disclosure from identical funds of the Goldman Sachs Trust (File Nos. 811-5349/33-17619) Growth Opportunities Fund, Government Income Fund, CORE Fixed Income Fund and Money Market Fund.
          Significant new disclosure in the filing is as follows: (1) the Equity Index Fund’s description in the section in the prospectus titled “Fund Investment Objective and Strategies” section and “Information About the Equity Index Fund” in the statement of additional information (“SAI”); (2) information about the sub-adviser in the prospectus and SAI; and (3) the Allmerica Funds being reorganized into the Shell Funds will be the accounting survivor and as a result certain Allmerica financial information has been included in this filing (see for example, “Fund Performance” and “Financial Highlights” and in the prospectus and advisory fee, brokerage and 12b-1 information in the SAI). If the staff thinks it appropriate, the Registrant requests a selective review of the Amendment.

          Questions relating to this filing can be addressed to the undersigned at (215) 988-1152. If I can be of any assistance in expediting or easing your review of the documents, do not hesitate to call me.

Sincerely,

/s/ Kenneth L. Greenberg Kenneth L. Greenberg, Esq.